Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
32.
Subsequent events

In March 2025, the Group amended the original terms of the credit facility granted to a third party (refer to note 17), extending the termination date to June 30, 2025. The outstanding balance of the total credit facility was USD 20,000.